SHARE BASED PAYMENTS - BEE Transaction (Details) - Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Oct. 19, 2016
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Percentage of payment or distribution	74.00%
Newshelf 1335 Proprietary Limited
SHARE-BASED PAYMENTS
Percentage of voting equity interests acquired		26.00%
Newshelf 1335 Proprietary Limited | Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Percentage of voting equity interests acquired	26.00%
Incremental interest rate above highest cost of debt (as a percent)	0.20%
Percentage of payment or distribution	26.00%
Post payment used to service the facility (as a percent)	85.00%
Post payment declared as a dividend (as a percent)	15.00%
Post payment declared as a dividend after repayment (as a percent)	100.00%
Facility capped amount	R 3,500
Percentage of expense restricted	44.80%